Note 12 - Associates, Joint Ventures, and Other Investments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of carrying amounts of investments in associates and joint ventures [text block]
						Carrying amount of net investment as of December 31,
Investee	Nature of ownership interest	Ownership interest		Classification of investee	Basis of accounting	2020	2021
Nanobank	Ordinary shares	42.35%		Associate held for sale (1)	FVLCTS (2)	264,261	120,311
OPay	Ordinary and preferred shares	6.44%	(3)	Financial asset held for sale (1)	FVTPL (3, 4)	45,220	84,600
Star X	Preferred shares	19.35%		Associate held for sale (1)	FVTPL (4)	55,000	83,468
nHorizon	Ordinary shares	29.09%		Joint venture	Equity method	463	6
Fjord Bank	Ordinary shares	6.09%		Non-current financial asset	FVTPL (4)	-	897
	Year ended December 31,
[US$ thousands]	2020	2021
Carrying amount as of January 1	43,096	45,220
Share of net income (loss)	(876)	(214)
Change in fair value of preferred shares	3,000	29,415
Change in fair value of ordinary shares	-	29,094
Disposal	-	(18,915)
Carrying amount as of December 31	45,220	84,600
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Opera's share in %	29.09%	29.09%	29.09%
Opera's share of net income (loss)	518	(535)	(458)
Opera's share in equity	886	391	(120)
Equity method adjustments	77	72	126
Carrying amount as of December 31	963	463	6
Reconciliation of carrying amount:
Carrying amount as of January 1	443	963	463
Foreign exchange adjustments	3	35	1
Share of net income (loss)	518	(535)	(458)
Carrying amount as of December 31	963	463	6

Disclosure of investment entities [text block]
[US$ thousands]	For the period from August 19, 2020 to December 31, 2020	Period from January 1, 2021 to December 31, 2021
Net revenue and gains	60,935	210,540
Operating expenses	(46,121)	(275,872)
Profit (loss) before income taxes	14,814	(65,332)
Income tax expense	(14,193)	(2,438)
Net income (loss)	621	(67,770)
Exchange difference on translation of foreign operations	(2,227)	537
Total comprehensive loss	(1,606)	(67,233)
Opera's share of net income (loss)	261	(28,700)
Opera's share of other comprehensive income (loss)	(935)	227
	As of December 31,
	2020	2021
Assets, excluding goodwill	254,596	164,006
Goodwill (1)	447,300	447,300
Liabilities	72,702	54,584
Equity	629,194	556,722

Disclosure of sensitivity analysis for equity [text block]
		As of December 31, 2020		As of December 31, 2021
[US$ thousands]	Key unobservable input	Decrease	Increase	Decrease	Increase
Discount for lack of marketability (5 percentage points movement)	PWERM, OPM and CV (1)	2,811	(2,811)	4,700	(4,700)
Weighted average cost of capital (2 percentage points movement)	PWERM, OPM and CV (1)	1,087	(1,009)	1,978	(1,885)
Equity value of the company (10% movement)	OPM and CV (1)	(3,093)	3,092	(5,115)	5,103